Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party [Abstract]
Salaries and benefits	$ 1,489	$ 1,005
Share-based compensation	668	227
Compensation expense	$ 2,157	$ 1,232